Income taxes - Movement of valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Balance at the beginning of the year	¥ 621	¥ 474	¥ 464
Additions	46,809	147	10
Balance at the end of the year	¥ 47,430	¥ 621	¥ 474